Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
20. Subsequent Events
Dividends
In September 2016, the Company’s Board of Directors approved extraordinary dividends to MetLife, Inc. consisting of all of the issued and outstanding shares of common stock of its wholly-owned subsidiaries, GALIC and NELICO. The Company expects to distribute such dividends in the fourth quarter of 2016. At the dividend effective date, the Company’s stockholder’s equity will be reduced by the aggregate carrying amount of GALIC and NELICO’s assets in excess of their liabilities. The aggregate carrying amount of GALIC and NELICO’s assets in excess of their liabilities was $2.8 billion and $3.0 billion at December 31, 2015 and 2014, respectively.
On March 15, 2016, Metropolitan Life Insurance Company paid an ordinary cash dividend to MetLife, Inc. of $1.5 billion.
Sales Distribution Services
In July 2016, MetLife, Inc. completed the sale to Massachusetts Mutual Life Insurance Company (“MassMutual”) of MetLife, Inc.’s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife Securities, Inc. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.